Financial liabilities measured at FVTPL - Summary of warrants were measured at binomial option pricing model (Details) - Financial liabilities at fair value through profit or loss, category - Warrants	Dec. 31, 2023 Y
Expected volatility
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Fair value measurement	0.538
Risk-free interest rate (per annum)
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Fair value measurement	0.043
Expected dividend yield
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Fair value measurement	0
Expected term
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Fair value measurement	2.5